UNIT-BASED COMPENSATION - Equity-settled BPY Awards (Details) - Equity-Settled Share-Based Payment Arrangement	6 Months Ended	12 Months Ended
	Jun. 30, 2020 USD ($) shares $ / shares	Dec. 31, 2019 shares USD ($) $ / shares
Number of options
Outstanding, beginning of period (in shares) | shares	19,915,189	13,836,213
Granted (in shares) | shares	0	0
Exercised (in shares) | shares	0	(425,171)
Expired/forfeited (in shares) | shares	(43,802)	(203,978)
Reclassified (in shares) | shares	0	6,708,125
Outstanding, end of period (in shares) | shares	19,871,387	19,915,189
Exercisable, end of period (in shares) | $	11,484,219	11,484,219
Weighted average exercise price
Outstanding, beginning balance (in usd per share)	$ 20.58	$ 20.56
Granted (in usd per share)	0	0
Exercised (in usd per share)	0	15.06
Forfeited (in usd per share)	21.07	21.60
Reclassified (in usd per share)	0	20.20
Outstanding, end of period (in usd per share)	20.58	20.58
Exercisable, end of period (in usd per share)	$ 20.56	$ 20.56